EMPLOYEE BENEFITS - Future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Post-Employment benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 65,527
Post-Employment benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	58,646
Post-Employment benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	58,776
Post-Employment benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	56,645
Post-Employment benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	55,602
Post-Employment benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	257,815
Long-Term Benefits | Not later than one year [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	30,418
Long-Term Benefits | Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	24,672
Long-Term Benefits | Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	25,342
Long-Term Benefits | Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	24,512
Long-Term Benefits | Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	27,014
Long-Term Benefits | Later than five years [member]
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 114,490